Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Provisions

	Restructuring	Warranty	Onerous	Contingent	Legal
Balance	provision	provision	contracts	consideration	provision	Total
At January 1, 2023	$137	$11,327	$4,400	$2,078	$2,968	$20,910
Provisions made during year	1,459	7,210	2,600	—	—	11,269
Provisions used/paid during year	(1,176)	(2,652)	—	(2,000)	(2,968)	(8,796)
Provisions reversed/expired during year	—	(910)	(700)	—	—	(1,610)
Effect of movements in exchange rates	2	22	—	—	—	24
At December 31, 2023	422	14,997	6,300	78	—	21,797
Provisions made during year	14,706	6,364	3,855	—	—	24,925
Provisions used/paid during year	(6,849)	(4,369)	—	(100)	—	(11,318)
Provisions reversed/expired during year	—	(4,182)	(713)	—	—	(4,895)
Effect of movements in exchange rates	(226)	84	18	22	—	(102)
At December 31, 2024	$8,053	$12,894	$9,460	$—	$—	$30,407